UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Large Cap Growth Fund
Class A / LEGAX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 52	0.97% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Class C / LEGCX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 92	1.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Class E / CLGEX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$ 66	1.23% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Institutional Class / GEGTX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 38	0.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Institutional 2 Class / CLWFX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 38	0.70% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Institutional 3 Class / CGFYX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.65% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Class R / CGWRX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 65	1.22% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Fund
Class S / GEGDX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Large Cap Growth Fund (the Fund) for the period of October 2, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 25 (a)	0.73% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund Statistics
Fund net assets	$ 6,139,281,571
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	10.5%
NVIDIA Corp.	10.2%
Microsoft Corp.	9.7%
Amazon.com, Inc.	8.5%
Meta Platforms, Inc., Class A	6.3%
Alphabet, Inc., Class C	4.7%
Alphabet, Inc., Class A	3.8%
Eli Lilly & Co.	3.4%
Tesla, Inc.	3.4%
Visa, Inc., Class A	3.0%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Large Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Growth Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 15.9%
Entertainment 1.1%
TKO Group Holdings, Inc.(a)	427,518	66,355,069
Interactive Media & Services 14.8%
Alphabet, Inc., Class A	1,150,973	234,821,511
Alphabet, Inc., Class C	1,390,888	285,966,573
Meta Platforms, Inc., Class A	561,252	386,803,653
Total		907,591,737
Total Communication Services		973,946,806
Consumer Discretionary 15.8%
Automobiles 3.4%
Tesla, Inc.(a)	506,017	204,734,478
Broadline Retail 8.5%
Amazon.com, Inc.(a)	2,195,398	521,802,197
Hotels, Restaurants & Leisure 2.5%
DraftKings, Inc., Class A(a)	1,666,954	69,928,720
Hilton Worldwide Holdings, Inc.	329,210	84,300,805
Total		154,229,525
Specialty Retail 1.4%
TJX Companies, Inc. (The)	705,494	88,038,596
Total Consumer Discretionary		968,804,796
Consumer Staples 3.9%
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	157,281	154,116,506
Household Products 1.4%
Procter & Gamble Co. (The)	515,595	85,583,614
Total Consumer Staples		239,700,120
Financials 3.7%
Capital Markets 0.7%
Blackrock, Inc.	43,021	46,269,085
Financial Services 3.0%
Visa, Inc., Class A	539,222	184,306,080
Total Financials		230,575,165
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.3%
Biotechnology 2.3%
Exact Sciences Corp.(a)	536,567	30,074,580
Insmed, Inc.(a)	439,818	33,681,263
Natera, Inc.(a)	208,188	36,832,621
Vertex Pharmaceuticals, Inc.(a)	91,030	42,026,730
Total		142,615,194
Health Care Equipment & Supplies 2.6%
Cooper Cos, Inc. (The)(a)	615,590	59,435,214
Intuitive Surgical, Inc.(a)	176,370	100,862,476
Total		160,297,690
Pharmaceuticals 3.4%
Eli Lilly & Co.	253,004	205,206,485
Total Health Care		508,119,369
Industrials 7.0%
Aerospace & Defense 1.0%
General Dynamics Corp.	235,945	60,633,146
Commercial Services & Supplies 1.2%
Cintas Corp.	360,944	72,394,538
Electrical Equipment 2.2%
AMETEK, Inc.	369,140	68,128,478
Eaton Corp. PLC	211,474	69,033,573
Total		137,162,051
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	1,449,786	96,918,194
Industrial Conglomerates 1.0%
Honeywell International, Inc.	294,520	65,890,015
Total Industrials		432,997,944
Information Technology 43.8%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	450,515	66,662,705
Semiconductors & Semiconductor Equipment 12.7%
Broadcom, Inc.	701,600	155,243,032
NVIDIA Corp.	5,194,999	623,763,530
Total		779,006,562
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.5%
Adobe, Inc.(a)	236,123	103,292,006
Atlassian Corp., Class A(a)	274,999	84,364,193
Crowdstrike Holdings, Inc., Class A(a)	234,064	93,173,857
Datadog, Inc., Class A(a)	530,394	75,692,528
Gitlab, Inc., Class A(a)	687,136	49,996,015
Microsoft Corp.	1,434,102	595,238,376
Palo Alto Networks, Inc.(a)	501,402	92,468,557
ServiceNow, Inc.(a)	103,034	104,927,765
Total		1,199,153,297
Technology Hardware, Storage & Peripherals 10.5%
Apple, Inc.	2,728,733	643,980,988
Total Information Technology		2,688,803,552
Real Estate 1.0%
Specialized REITs 1.0%
Equinix, Inc.	67,623	61,784,430
Total Real Estate		61,784,430
Total Common Stocks (Cost $2,063,337,949)		6,104,732,182

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Columbia Research Enhanced Core ETF(b)	343,184	12,200,191
Total Exchange-Traded Equity Funds (Cost $8,685,066)		12,200,191

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 4.511%(b),(c)	22,562,284	22,560,028
Total Money Market Funds (Cost $22,558,691)		22,560,028
Total Investments in Securities (Cost: $2,094,581,706)		6,139,492,401
Other Assets & Liabilities, Net		(210,830)
Net Assets		6,139,281,571
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	18,053,573	29,743,353	(36,177,567)	580,832	12,200,191	163,748	(631,983)	290,498	343,184
Columbia Short-Term Cash Fund, 4.511%
	23,320,677	373,578,325	(374,339,583)	609	22,560,028	—	(3,316)	886,096	22,562,284
Total	41,374,250			581,441	34,760,219	163,748	(635,299)	1,176,594

(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	973,946,806	—	—	973,946,806
Consumer Discretionary	968,804,796	—	—	968,804,796
Consumer Staples	239,700,120	—	—	239,700,120
Financials	230,575,165	—	—	230,575,165
Health Care	508,119,369	—	—	508,119,369
Industrials	432,997,944	—	—	432,997,944
Information Technology	2,688,803,552	—	—	2,688,803,552
Real Estate	61,784,430	—	—	61,784,430
Total Common Stocks	6,104,732,182	—	—	6,104,732,182
Exchange-Traded Equity Funds	12,200,191	—	—	12,200,191
Money Market Funds	22,560,028	—	—	22,560,028
Total Investments in Securities	6,139,492,401	—	—	6,139,492,401
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,063,337,949)	$6,104,732,182
Affiliated issuers (cost $31,243,757)	34,760,219
Receivable for:
Capital shares sold	1,586,622
Dividends	942,166
Expense reimbursement due from Investment Manager	50
Prepaid expenses	24,343
Deferred compensation of board members	477,510
Other assets	38,306
Total assets	6,142,561,398
Liabilities
Payable for:
Capital shares redeemed	2,238,180
Management services fees	106,716
Distribution and/or service fees	24,914
Transfer agent fees	227,002
Compensation of chief compliance officer	516
Compensation of board members	1,879
Other expenses	93,182
Deferred compensation of board members	587,438
Total liabilities	3,279,827
Net assets applicable to outstanding capital stock	$6,139,281,571
Represented by
Paid in capital	2,011,407,806
Total distributable earnings (loss)	4,127,873,765
Total - representing net assets applicable to outstanding capital stock	$6,139,281,571
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund  | 2025

Statement of Assets and Liabilities (continued)
January 31, 2025 (Unaudited)
Class A
Net assets	$3,378,172,559
Shares outstanding	46,593,880
Net asset value per share	$72.50
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$76.92
Class C
Net assets	$47,189,063
Shares outstanding	928,458
Net asset value per share	$50.83
Class E
Net assets	$17,286,939
Shares outstanding	243,693
Net asset value per share	$70.94
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$74.28
Institutional Class
Net assets	$1,480,206,614
Shares outstanding	18,942,386
Net asset value per share	$78.14
Institutional 2 Class
Net assets	$89,041,484
Shares outstanding	1,136,020
Net asset value per share	$78.38
Institutional 3 Class
Net assets	$896,489,335
Shares outstanding	11,358,803
Net asset value per share	$78.92
Class R
Net assets	$20,434,894
Shares outstanding	290,306
Net asset value per share	$70.39
Class S
Net assets	$210,460,683
Shares outstanding	2,693,260
Net asset value per share	$78.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,621,288
Dividends — affiliated issuers	1,176,594
Total income	14,797,882
Expenses:
Management services fees	18,912,989
Distribution and/or service fees
Class A	4,107,335
Class C	235,125
Class E	30,216
Class R	48,488
Transfer agent fees
Class A	1,175,040
Advisor Class	6,788
Class C	16,823
Class E	20,247
Institutional Class	528,305
Institutional 2 Class	19,555
Institutional 3 Class	22,114
Class R	6,937
Class S	47,865
Custodian fees	16,960
Printing and postage fees	82,216
Registration fees	89,008
Accounting services fees	17,089
Legal fees	40,890
Compensation of chief compliance officer	515
Compensation of board members	36,195
Deferred compensation of board members	12,920
Other	50,056
Total expenses	25,523,676
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(14,087)
Expense reduction	(6,529)
Total net expenses	25,503,060
Net investment loss	(10,705,178)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	196,551,417
Investments — affiliated issuers	(635,299)
Capital gain distributions from underlying affiliated funds	163,748
Option contracts written	(622,404)
Net realized gain	195,457,462
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	524,948,224
Investments — affiliated issuers	581,441
Option contracts written	(99,879)
Net change in unrealized appreciation (depreciation)	525,429,786
Net realized and unrealized gain	720,887,248
Net increase in net assets resulting from operations	$710,182,070
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment loss	$(10,705,178)	$(9,764,781)
Net realized gain	195,457,462	251,887,638
Net change in unrealized appreciation (depreciation)	525,429,786	1,002,788,449
Net increase in net assets resulting from operations	710,182,070	1,244,911,306
Distributions to shareholders
Net investment income and net realized gains
Class A	(181,820,409)	(117,001,653)
Advisor Class	—	(902,688)
Class C	(3,572,830)	(2,440,121)
Class E	(953,430)	(662,144)
Institutional Class	(73,911,998)	(49,700,637)
Institutional 2 Class	(3,857,828)	(1,152,516)
Institutional 3 Class	(44,295,650)	(29,316,792)
Class R	(1,119,295)	(466,852)
Class S	(10,632,086)	—
Total distributions to shareholders	(320,163,526)	(201,643,403)
Increase (decrease) in net assets from capital stock activity	52,197,387	(22,848,744)
Total increase in net assets	442,215,931	1,020,419,159
Net assets at beginning of period	5,697,065,640	4,676,646,481
Net assets at end of period	$6,139,281,571	$5,697,065,640
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	662,179	47,431,476	6,012,224	350,153,989
Distributions reinvested	2,341,590	172,036,637	1,951,894	110,477,183
Shares redeemed	(2,552,549)	(182,227,007)	(4,676,233)	(281,478,969)
Net increase	451,220	37,241,106	3,287,885	179,152,203
Advisor Class
Shares sold	34,962	2,704,905	90,145	5,954,485
Distributions reinvested	—	—	13,307	832,197
Shares redeemed	(421,200)	(34,329,428)	(64,920)	(4,295,615)
Net increase (decrease)	(386,238)	(31,624,523)	38,532	2,491,067
Class C
Shares sold	89,704	4,539,745	203,253	8,765,590
Distributions reinvested	66,892	3,448,935	58,026	2,373,287
Shares redeemed	(161,106)	(8,248,883)	(334,359)	(14,371,569)
Net decrease	(4,510)	(260,203)	(73,080)	(3,232,692)
Class E
Shares sold	—	—	51	3,598
Distributions reinvested	13,261	953,430	11,909	662,144
Shares redeemed	(20,552)	(1,464,330)	(42,407)	(2,514,210)
Net decrease	(7,291)	(510,900)	(30,447)	(1,848,468)
Institutional Class
Shares sold	1,868,038	142,702,486	2,640,833	170,481,621
Distributions reinvested	859,894	68,060,637	762,526	46,209,093
Shares redeemed	(4,490,814)	(338,818,428)	(2,623,313)	(168,181,979)
Net increase (decrease)	(1,762,882)	(128,055,305)	780,046	48,508,735
Institutional 2 Class
Shares sold	324,342	25,099,733	540,505	35,879,783
Distributions reinvested	48,477	3,848,627	18,935	1,150,484
Shares redeemed	(129,199)	(9,961,680)	(80,522)	(5,230,316)
Net increase	243,620	18,986,680	478,918	31,799,951
Institutional 3 Class
Shares sold	750,064	55,922,411	2,540,447	164,765,892
Distributions reinvested	417,587	33,381,881	362,850	22,180,996
Shares redeemed	(1,867,770)	(139,845,860)	(3,069,092)	(203,258,153)
Net decrease	(700,119)	(50,541,568)	(165,795)	(16,311,265)
Class R
Shares sold	33,595	2,310,811	116,085	6,790,952
Distributions reinvested	14,937	1,065,905	7,932	437,798
Shares redeemed	(21,559)	(1,502,988)	(28,712)	(1,712,759)
Net increase	26,973	1,873,728	95,305	5,515,991
Class S
Shares sold	2,688,632	204,639,645	—	—
Distributions reinvested	134,328	10,632,086	—	—
Shares redeemed	(129,700)	(10,183,359)	—	—
Net increase	2,693,260	205,088,372	—	—
Class V
Shares sold	—	—	5,098	277,240
Shares redeemed	—	—	(4,718,757)	(269,201,506)
Net decrease	—	—	(4,713,659)	(268,924,266)
Total net increase (decrease)	554,033	52,197,387	(302,295)	(22,848,744)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund  | 2025

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Columbia Large Cap Growth Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$67.86	(0.17)	8.86	8.69	—	(4.05)	(4.05)
Year Ended 7/31/2024	$55.73	(0.18)	14.82	14.64	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.59	(0.04)	8.18	8.14	—	—	—
Year Ended 7/31/2022	$62.66	(0.13)	(9.54)	(9.67)	—	(5.40)	(5.40)
Year Ended 7/31/2021	$50.90	(0.11)	18.52	18.41	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.43	(0.01)	11.15	11.14	—	(3.67)	(3.67)
Class C
Six Months Ended 1/31/2025 (Unaudited)	$48.81	(0.31)	6.38	6.07	—	(4.05)	(4.05)
Year Ended 7/31/2024	$41.05	(0.46)	10.73	10.27	—	(2.51)	(2.51)
Year Ended 7/31/2023	$35.33	(0.29)	6.01	5.72	—	—	—
Year Ended 7/31/2022	$47.73	(0.41)	(7.05)	(7.46)	—	(4.94)	(4.94)
Year Ended 7/31/2021	$40.39	(0.39)	14.31	13.92	—	(6.58)	(6.58)
Year Ended 7/31/2020	$35.43	(0.27)	8.90	8.63	—	(3.67)	(3.67)
Class E
Six Months Ended 1/31/2025 (Unaudited)	$66.54	(0.26)	8.71	8.45	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.85	(0.35)	14.55	14.20	—	(2.51)	(2.51)
Year Ended 7/31/2023	$47.01	(0.21)	8.05	7.84	—	—	—
Year Ended 7/31/2022	$61.99	(0.29)	(9.46)	(9.75)	—	(5.23)	(5.23)
Year Ended 7/31/2021	$50.50	(0.26)	18.35	18.09	(0.02)	(6.58)	(6.60)
Year Ended 7/31/2020	$43.15	(0.06)	11.08	11.02	—	(3.67)	(3.67)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$72.77	(0.08)	9.50	9.42	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.45	(0.04)	15.87	15.83	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.64	0.08	8.73	8.81	—	—	—
Year Ended 7/31/2022	$66.34	0.01	(10.16)	(10.15)	—	(5.55)	(5.55)
Year Ended 7/31/2021	$53.52	0.03	19.56	19.59	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$45.38	0.10	11.71	11.81	—	(3.67)	(3.67)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$72.50	12.73%	0.97%	0.97% (c)	(0.47% )	19%	$3,378,173
Year Ended 7/31/2024	$67.86	27.17%	0.98%	0.98% (c)	(0.31% )	39%	$3,131,030
Year Ended 7/31/2023	$55.73	17.10%	1.00% (d)	1.00% (c),(d)	(0.10% )	45%	$2,388,322
Year Ended 7/31/2022	$47.59	(17.35% )	0.98% (d)	0.98% (d)	(0.23% )	46%	$2,203,137
Year Ended 7/31/2021	$62.66	39.24%	0.99% (d)	0.99% (c),(d)	(0.21% )	52%	$2,900,684
Year Ended 7/31/2020	$50.90	27.48%	1.02%	1.02% (c)	(0.03% )	46%	$2,249,478
Class C
Six Months Ended 1/31/2025 (Unaudited)	$50.83	12.32%	1.71%	1.71% (c)	(1.22% )	19%	$47,189
Year Ended 7/31/2024	$48.81	26.21%	1.73%	1.73% (c)	(1.05% )	39%	$45,536
Year Ended 7/31/2023	$41.05	16.19%	1.75% (d)	1.75% (c),(d)	(0.83% )	45%	$41,296
Year Ended 7/31/2022	$35.33	(17.96% )	1.73% (d)	1.73% (d)	(0.96% )	46%	$44,314
Year Ended 7/31/2021	$47.73	38.22%	1.74% (d)	1.74% (c),(d)	(0.93% )	52%	$81,519
Year Ended 7/31/2020	$40.39	26.54%	1.77%	1.77% (c)	(0.78% )	46%	$86,411
Class E
Six Months Ended 1/31/2025 (Unaudited)	$70.94	12.62%	1.23%	1.23% (c)	(0.73% )	19%	$17,287
Year Ended 7/31/2024	$66.54	26.80%	1.27%	1.27% (c)	(0.59% )	39%	$16,701
Year Ended 7/31/2023	$54.85	16.68%	1.37% (d)	1.36% (c),(d)	(0.45% )	45%	$15,437
Year Ended 7/31/2022	$47.01	(17.61% )	1.28% (d)	1.28% (d)	(0.53% )	46%	$15,022
Year Ended 7/31/2021	$61.99	38.87%	1.27% (d)	1.26% (c),(d)	(0.48% )	52%	$20,376
Year Ended 7/31/2020	$50.50	27.37%	1.12%	1.12% (c)	(0.13% )	46%	$17,216
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$78.14	12.88%	0.72%	0.71% (c)	(0.22% )	19%	$1,480,207
Year Ended 7/31/2024	$72.77	27.48%	0.73%	0.73% (c)	(0.06% )	39%	$1,506,699
Year Ended 7/31/2023	$59.45	17.40%	0.75% (d)	0.75% (c),(d)	0.15%	45%	$1,184,525
Year Ended 7/31/2022	$50.64	(17.15% )	0.73% (d)	0.73% (d)	0.02%	46%	$1,066,894
Year Ended 7/31/2021	$66.34	39.61%	0.74% (d)	0.74% (c),(d)	0.04%	52%	$1,360,640
Year Ended 7/31/2020	$53.52	27.79%	0.77%	0.77% (c)	0.22%	46%	$1,062,936
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$72.97	(0.08)	9.54	9.46	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.60	(0.05)	15.93	15.88	—	(2.51)	(2.51)
Year Ended 7/31/2023	$50.75	0.17	8.68	8.85	—	—	—
Year Ended 7/31/2022	$66.47	0.02	(10.18)	(10.16)	—	(5.56)	(5.56)
Year Ended 7/31/2021	$53.62	(0.00)(e)	19.64	19.64	(0.21)	(6.58)	(6.79)
Year Ended 7/31/2020	$45.44	0.12	11.73	11.85	—	(3.67)	(3.67)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$73.44	(0.06)	9.59	9.53	—	(4.05)	(4.05)
Year Ended 7/31/2024	$59.93	0.01	16.01	16.02	—	(2.51)	(2.51)
Year Ended 7/31/2023	$51.01	0.12	8.80	8.92	—	—	—
Year Ended 7/31/2022	$66.78	0.05	(10.23)	(10.18)	—	(5.59)	(5.59)
Year Ended 7/31/2021	$53.84	0.05	19.70	19.75	(0.23)	(6.58)	(6.81)
Year Ended 7/31/2020	$45.59	0.14	11.78	11.92	—	(3.67)	(3.67)
Class R
Six Months Ended 1/31/2025 (Unaudited)	$66.06	(0.25)	8.63	8.38	—	(4.05)	(4.05)
Year Ended 7/31/2024	$54.45	(0.34)	14.46	14.12	—	(2.51)	(2.51)
Year Ended 7/31/2023	$46.62	(0.16)	7.99	7.83	—	—	—
Year Ended 7/31/2022	$61.49	(0.26)	(9.36)	(9.62)	—	(5.25)	(5.25)
Year Ended 7/31/2021	$50.11	(0.23)	18.19	17.96	—	(6.58)	(6.58)
Year Ended 7/31/2020	$42.92	(0.12)	10.98	10.86	—	(3.67)	(3.67)
Class S
Six Months Ended 1/31/2025 (Unaudited)(f)	$75.13	(0.08)	7.14	7.06	(4.05)	—	(4.05)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$78.38	12.90%	0.70%	0.70%	(0.21% )	19%	$89,041
Year Ended 7/31/2024	$72.97	27.50%	0.71%	0.71%	(0.07% )	39%	$65,121
Year Ended 7/31/2023	$59.60	17.44%	0.72% (d)	0.72% (d)	0.35%	45%	$24,642
Year Ended 7/31/2022	$50.75	(17.13% )	0.71% (d)	0.71% (d)	0.04%	46%	$83,838
Year Ended 7/31/2021	$66.47	39.63%	0.72% (d)	0.72% (d)	(0.00% )(e)	52%	$108,093
Year Ended 7/31/2020	$53.62	27.84%	0.73%	0.73%	0.26%	46%	$17,929
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$78.92	12.91%	0.65%	0.65%	(0.15% )	19%	$896,489
Year Ended 7/31/2024	$73.44	27.58%	0.66%	0.66%	0.02%	39%	$885,574
Year Ended 7/31/2023	$59.93	17.49%	0.67% (d)	0.67% (d)	0.24%	45%	$732,643
Year Ended 7/31/2022	$51.01	(17.09% )	0.66% (d)	0.66% (d)	0.09%	46%	$704,377
Year Ended 7/31/2021	$66.78	39.70%	0.66% (d)	0.66% (d)	0.09%	52%	$877,535
Year Ended 7/31/2020	$53.84	27.91%	0.68%	0.68%	0.31%	46%	$526,471
Class R
Six Months Ended 1/31/2025 (Unaudited)	$70.39	12.60%	1.22%	1.22% (c)	(0.72% )	19%	$20,435
Year Ended 7/31/2024	$66.06	26.85%	1.23%	1.23% (c)	(0.58% )	39%	$17,397
Year Ended 7/31/2023	$54.45	16.80%	1.25% (d)	1.25% (c),(d)	(0.34% )	45%	$9,150
Year Ended 7/31/2022	$46.62	(17.56% )	1.23% (d)	1.23% (d)	(0.48% )	46%	$8,043
Year Ended 7/31/2021	$61.49	38.92%	1.24% (d)	1.24% (c),(d)	(0.44% )	52%	$10,247
Year Ended 7/31/2020	$50.11	27.14%	1.27%	1.27% (c)	(0.28% )	46%	$11,856
Class S
Six Months Ended 1/31/2025 (Unaudited)(f)	$78.14	9.33%	0.73%	0.73%	(0.30% )	19%	$210,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial
Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund  has written option contracts to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(622,404)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(99,879)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2025:
Derivative instrument	Average value ($)
Option contracts written	(174,937)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.63% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.02 (a)
Class C	0.07
Class E	0.23
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.07
Class S	0.07

(a)	Unannualized.

Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $6,529.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	486,744
Class C	—	1.00 (b)	3,132
Class E	4.50	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	1.06	1.03
Class C	1.81	1.78
Class E	1.33	1.37
Institutional Class	0.81	0.78
Institutional 2 Class	0.80	0.76
Institutional 3 Class	0.75	0.71
Class R	1.31	1.28
Class S	0.81	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,094,582,000	4,062,941,000	(18,031,000)	4,044,910,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2024 as arising on August 1, 2024.
Late year ordinary losses ($)	Post-October capital losses ($)
9,197,939	—

Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,087,485,236 and $1,363,810,336, respectively, for the six months ended January 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 43.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Columbia Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Growth Fund  | 2025

Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025